Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying Unaudited Condensed Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying condensed balance sheet as of September 30, 2023, condensed statements of operations for the nine months ended September 30, 2023 and 2022, condensed statements of stockholders’ equity/(deficit) for the nine months ended September 30, 2023 and 2022, and condensed statements of cash flows for the nine months ended September 30, 2023 and 2022, are unaudited. These Unaudited Condensed Financial Statements have been prepared in accordance with the rules and regulations of the United States Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. These Unaudited Condensed Financial Statements should be read in conjunction with the audited financial statements and the accompanying notes for the year ended December 31, 2022. The unaudited condensed financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments (consisting of normal recurring adjustments) necessary to state fairly the Company’s financial position as of September 30, 2023, the results of operations for the nine months ended September 30, 2023 and 2022, the unaudited condensed statements of stockholders’ equity/(deficit) for the nine months ended September 30, 2023 and 2022 and the unaudited condensed statements of cash flows for the nine months ended September 30, 2023 and 2022. The December 31, 2022, condensed balance sheet included herein was derived from the audited financial statements, but it does not include all disclosures or notes required by GAAP for complete financial statements.

The financial data and other information disclosed in these notes to the condensed financial statements related to the nine months ended September 30, 2023 and 2022, are unaudited. Interim results are not necessarily indicative of results for an entire year or for any future period.

During the period from January 1, 2021, to its formation on April 8, 2021, the Company operated as a line of business of FibroGenesis rather than as a separate stand-alone entity. Consequently, prior to the Company’s formation on April 8, 2021, the financial statements were derived from the historical accounting records of the Parent. All general and administrative expenses and research and development expenses directly associated with the business activity of the Company that were originally incurred by the Parent from January 1, 2021, through the Company’s formation on April 8, 2021, were allocated and included in the Company’s financial statements. The resulting net Parent investment is presented within stockholders’ equity/(deficit) and represents the Parent’s interest in the recorded net assets of the Company.

The accompanying Unaudited Condensed Financial Statements do not include any allocations from the Parent other than the net Parent investment included in the beginning stockholders’ equity/(deficit) and have been prepared in accordance with GAAP.

In October 2023, the Company amended and restated its certificate of incorporation with the State of Delaware to immediately effect a 1-for-4 shares reverse stock split. All share and per share amounts have been adjusted on a retroactive basis to reflect the effect of the reverse stock split.

Basis of Presentation

During the initial period during 2021 prior to its formation on April 8, 2021, the Company operated as a line of business of FibroGenesis rather than as a separate stand-alone entity. Consequently, stand-alone financial statements were not historically prepared for FibroBiologics. These Financial Statements have been prepared in connection with the formation and planned public listing of FibroBiologics and, prior to the Company’s formation on April 8, 2021, were derived from the historical accounting records of the Parent. All expenses, assets, and liabilities directly associated with the business activity of the Company as well as certain allocations from the Parent are included in the Financial Statements. Such allocations include the Company’s portion of general and administrative expenses and research and development expenses originally incurred by the Parent prior to the Company’s formation on April 8, 2021, for the disease pathways now pursued by FibroBiologics.

The expense allocations were determined by management and derived from the number of patents transferred to the Company through the patent transfer and assignment agreement between FibroBiologics and FibroGenesis. Patents were determined to be the most reasonable basis for allocation because patent development is the main driver of business activity for each entity during the preclinical phase, and they are the strongest proxy for expenses incurred by the Parent on behalf of the Company. Management believes the assumptions underlying the Financial Statements, including the assumptions regarding the allocation of expenses from the Parent, are reasonable. However, amounts recognized by the Company are not necessarily representative of the amounts that would have been reflected in the Financial Statements had the Company operated independently of the Parent as a standalone entity during the periods presented.

The accompanying Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Net Parent Investment

Net Parent Investment

Because the Financial Statements are derived from the historical records of the Parent, the net Parent investment is presented within stockholders’ deficit on the Balance Sheets. As a subsidiary of the Parent, the Company was dependent upon the Parent for all of its working capital and financing requirements prior to entering into the Convertible Note agreements. Financial transactions that relate to FibroBiologics but occurred at the Parent level are accounted for through the net Parent investment account. Accordingly, none of the Parent’s cash, cash equivalents, or debt has been assigned to the Company in the financial statements. Net Parent investment represents the Parent’s interest in the recorded net assets of the Company.

Use of Estimates

Use of Estimates

The preparation of the Unaudited Condensed Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Unaudited Condensed Financial Statements and the reported amounts of expenses during the reporting periods. These estimates are based on information available as of the date of the Unaudited Condensed Financial Statements; therefore, actual results could differ from those estimates and assumptions.

Use of Estimates

The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of expenses during the reporting periods. These estimates are based on information available as of the date of the Financial Statements; therefore, actual results could differ from those estimates and assumptions.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company has significant cash balances at financial institutions, which, throughout the year, regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations and cash flows.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company has significant cash balances at financial institutions, which, throughout the year, regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations and cash flows.

Risks and Uncertainties

Risks and Uncertainties

The Company is subject to certain risks and uncertainties, including, but not limited to changes in any of the following areas that the Company believes could have a material adverse effect on the future financial position or results of operations: the timing of, and the Company’s ability to advance its current and future product candidates into and through clinical development; costs and timelines associated with the manufacture of clinical supplies of the Company’s product candidates; regulatory approval and market acceptance of its product candidates; performance of third-party contract research organizations (“CROs”) and contract manufacturing organizations (“CMOs”); competition from pharmaceutical companies with greater financial resources or expertise; protection of the intellectual property, litigation or claims against the Company based on intellectual property, or other factors; the need to obtain additional funding; and its ability to attract and retain employees necessary to support its growth. Disruption from the operations of CROs, CMOs or suppliers would likely have a negative impact on the Company’s business, financial position and results of operations.

Risks and Uncertainties

The Company is subject to certain risks and uncertainties, including, but not limited to changes in any of the following areas that the Company believes could have a material adverse effect on the future financial position or results of operations: the timing of, and the Company’s ability to advance its current and future product candidates into and through clinical development; costs and timelines associated with the manufacture of clinical supplies of the Company’s product candidates; regulatory approval and market acceptance of its product candidates; performance of third-party contract research organizations (“CROs”) and contract manufacturing organizations (“CMOs”); competition from pharmaceutical companies with greater financial resources or expertise; protection of the intellectual property, litigation or claims against the Company based on intellectual property, or other factors; the need to obtain additional funding; and its ability to attract and retain employees necessary to support its growth. Disruption from CROs’, CMOs’ or suppliers’ operations would likely have a negative impact on the Company’s business, financial position and results of operations.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of unrestricted cash balances and short-term, liquid investments with an original maturity date of three months or less at the time of purchase.

Cash and Cash Equivalents

Cash and cash equivalents consist of unrestricted cash balances and short-term, liquid investments with an original maturity date of three months or less at the time of purchase.

Fair Value Measurements

Fair Value Measurements

Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the assets or liability and are developed based on the best information available in the circumstances. ASC 820 identifies fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tiered value hierarchy that distinguishes between the following:

Level 1 - Quoted market prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted market prices, interest rates and yield curves.

Level 3 - Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Fair Value Measurements

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement (“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the assets or liability and are developed based on the best information available in the circumstances. ASC 820 identifies fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tiered value hierarchy that distinguishes between the following:

Level 1 - Quoted market prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted market prices, interest rates and yield curves.

Level 3 - Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

Research and Development

Research and Development

Research and development costs are charged to expense as incurred. Research and development costs consist of costs incurred in performing research and development activities, including salaries and bonuses, scientist recruiting costs, employee benefits, facilities costs, laboratory supplies, manufacturing expenses, preclinical expenses, research materials, and consulting and other contracted services. Costs for certain research and development activities are recognized based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the Unaudited Condensed Financial Statements as prepaid or accrued research and development.

Research and Development

Research and development costs are charged to expense as incurred. Research and development costs consist of costs incurred in performing research and development activities, including salaries and bonuses, scientist recruiting costs, employee benefits, facilities costs, laboratory supplies, manufacturing expenses, preclinical expenses, research materials, and consulting and other contracted services. Costs for certain research and development activities are recognized based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the Financial Statements as prepaid or accrued research and development.

Patent Costs

Patent Costs

As the Company continues to incur costs to obtain market approval of patented technology, patent costs are expensed as incurred in general, administrative and other expense in the Unaudited Condensed Statements of Operations. Costs include fees to renew or extend the term of recognized intangible assets, patent defense costs, and patent application costs. Management will continue to expense such costs until market approval is obtained through regulatory approval by the appropriate governing body.

Patent Costs

As the Company continues to incur costs to obtain market approval of patented technology, patent costs are expensed as incurred. Costs include fees to renew or extend the term of recognized intangible assets, patent defense costs, and patent application costs. Management will continue to expense such costs until market approval is obtained through regulatory approval by the appropriate governing body.

Income Taxes

Income Taxes

On December 14, 2021, the Company converted from a partnership LLC to a C corporation. Subsequent to this date, the Company began accounting for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to an amount that is more likely than not to be realized.

Under the provisions of ASC 740-10, Income Taxes, the Company evaluates uncertain tax positions by reviewing against applicable tax law all positions taken by the Company with respect to tax years for which the statute of limitations is still open. ASC 740-10 provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. The Company recognizes interest and penalties related to the liability for unrecognized tax benefits, if any, as a component of the income tax expense line in the accompanying Condensed Statements of Operations.

Income Taxes

On December 8, 2021, the Company converted from a partnership LLC to a C-Corp. Subsequent to this date, the Company began accounting for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to an amount that is more likely than not to be realized.

Under the provisions of ASC 740-10, Income Taxes, the Company evaluates uncertain tax positions by reviewing against applicable tax law all positions taken by the Company with respect to tax years for which the statute of limitations is still open. ASC 740-10 provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. The Company recognizes interest and penalties related to the liability for unrecognized tax benefits, if any, as a component of the income tax expense line in the accompanying Statements of Operations.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The Company has early adopted this standard as of January 1, 2021, which is currently reflected in its Financial Statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740). The amendments in ASU No. 2019-12 simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify U.S. GAAP or other areas of Topic 740 by clarifying and amending existing guidance. The new standard was effective for the Company on January 1, 2022, and for interim periods beginning on January 1, 2023. The Company has adopted this standard which is currently reflected in its Financial Statements.

Property and Equipment

Property and Equipment

Property and equipment include laboratory equipment that is recorded at cost and depreciated using the straight-line method over the estimated useful lives of five years. Depreciation expense of $16 thousand was recognized for the nine months ended September 30, 2023. No depreciation expense was recognized for the nine months ended September 30, 2022. Depreciation expense is classified in research and development expense in the accompanying Condensed Statements of Operations.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable. For long-lived assets to be held and used, the Company will recognize an impairment loss only if the carrying amount is not recoverable through its undiscounted cash flows and measure any impairment loss based on the difference between the carrying amount and estimated fair value. There were no such losses for the nine months ended September 30, 2023 and 2022.